Commitments and Contingent Liabilities - Schedule of Reduction of R&D Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reduction of R&D Expenses [Line Items]
Reduction of R&D expenses
Royalties to an ASIC designer [Member]
Schedule of Reduction of R&D Expenses [Line Items]
Reduction of R&D expenses